UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2017 (Unaudited)

Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 27.9%
Consumer Discretionary 2.7%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	30,674
6.15%, 3/1/2037	20,000	23,650
6.65%, 11/15/2037	40,000	50,073
Carnival Corp., 3.95%, 10/15/2020	25,000	26,304
CBS Corp., 3.7%, 8/15/2024	100,000	101,275
Comcast Corp.:
3.3%, 2/1/2027	15,000	14,888
6.4%, 5/15/2038	80,000	102,039
CVS Health Corp., 2.8%, 7/20/2020	25,000	25,419
Ford Motor Co., 4.75%, 1/15/2043	25,000	23,487
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	260,537
General Motors Co.:
3.5%, 10/2/2018	100,000	102,195
4.0%, 4/1/2025	50,000	50,079
General Motors Financial Co., Inc., 3.1%, 1/15/2019	50,000	50,807
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	25,273
Historic TW, Inc., 6.625%, 5/15/2029	4,000	4,879
Home Depot, Inc.:
4.2%, 4/1/2043	50,000	51,521
5.4%, 9/15/2040	25,000	30,023
Hyatt Hotels Corp., 3.375%, 7/15/2023	25,000	25,186
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	53,016
Marriott International, Inc., 6.75%, 5/15/2018	40,000	42,134
McDonald's Corp., Series I, 6.3%, 10/15/2037	60,000	74,679
NBCUniversal Media LLC, 2.875%, 1/15/2023	25,000	25,069
Newell Brands, Inc., 3.15%, 4/1/2021	100,000	102,154
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	87,300
Target Corp., 7.0%, 1/15/2038	75,000	103,518
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	104,519
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	85,302
Time Warner Cable LLC:
6.75%, 6/15/2039	75,000	86,632
8.75%, 2/14/2019	55,000	61,480
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	85,822
5.35%, 12/15/2043	30,000	30,783
6.1%, 7/15/2040	20,000	22,530
Toyota Motor Credit Corp., 1.7%, 2/19/2019	80,000	80,135
VF Corp., 6.45%, 11/1/2037	15,000	19,441
Viacom, Inc., 6.875%, 4/30/2036	80,000	91,769
Walgreens Boots Alliance, Inc.:
2.6%, 6/1/2021	100,000	100,121
3.1%, 6/1/2023	50,000	49,931
Walt Disney Co.:
3.7%, 12/1/2042	55,000	52,726
Series E, 3.75%, 6/1/2021	20,000	21,184
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	41,644
		2,420,198
Consumer Staples 1.8%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	26,718
10.2%, 2/6/2039	53,000	89,594
Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036	200,000	211,592
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	45,790
5.375%, 1/15/2020	100,000	108,811
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	34,659
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	23,210
Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	25,000	28,344
Colgate-Palmolive Co., 2.1%, 5/1/2023	50,000	48,684
Conagra Brands, Inc., 7.125%, 10/1/2026	19,000	23,259
Dr. Pepper Snapple Group, Inc., 2.0%, 1/15/2020	25,000	24,896
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	18,190
Kellogg Co., 4.5%, 4/1/2046	25,000	24,497
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	54,797
Kraft Heinz Foods Co.:
4.375%, 6/1/2046	25,000	23,460
5.0%, 6/4/2042	50,000	50,901
Kroger Co.:
2.65%, 10/15/2026	50,000	46,058
8.0%, 9/15/2029	40,000	53,978
Molson Coors Brewing Co., 5.0%, 5/1/2042	25,000	26,373
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.0%, 3/1/2029	25,000	34,078
PepsiCo, Inc.:
1.7%, 10/6/2021	10,000	9,751
4.25%, 10/22/2044	25,000	25,749
4.5%, 1/15/2020	85,000	91,320
5.0%, 6/1/2018	80,000	83,373
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	130,699
6.375%, 5/16/2038	20,000	25,408
Sysco Corp., 2.6%, 10/1/2020	50,000	50,417
Tyson Foods, Inc., 5.15%, 8/15/2044	25,000	26,204
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	55,600
5.25%, 9/1/2035	50,000	59,050
5.875%, 4/5/2027	40,000	49,342
Walgreen Co., 5.25%, 1/15/2019	31,000	32,697
		1,637,499
Energy 3.0%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	12,846
Apache Corp.:
5.25%, 2/1/2042	35,000	36,580
6.0%, 1/15/2037	20,000	22,626
Baker Hughes, Inc., 3.2%, 8/15/2021	25,000	25,610
BP Capital Markets PLC:
3.216%, 11/28/2023	50,000	50,256
3.535%, 11/4/2024	35,000	35,419
3.994%, 9/26/2023	90,000	94,499
4.75%, 3/10/2019	25,000	26,349
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	84,473
Buckeye Partners LP:
4.35%, 10/15/2024	15,000	15,241
4.875%, 2/1/2021	25,000	26,521
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	39,501
7.4%, 12/1/2031	15,000	20,239
Canadian Natural Resources Ltd.:
3.45%, 11/15/2021	25,000	25,384
3.9%, 2/1/2025	25,000	25,203
6.45%, 6/30/2033	20,000	22,656
Chevron Corp.:
2.193%, 11/15/2019	20,000	20,176
2.355%, 12/5/2022	40,000	39,558
2.498%, 3/3/2022	45,000	45,090
ConocoPhillips Co., 4.95%, 3/15/2026	25,000	27,748
Devon Energy Corp.:
3.25%, 5/15/2022	15,000	14,860
7.95%, 4/15/2032	10,000	12,971
Devon Financing Co., LLC, 7.875%, 9/30/2031	30,000	38,747
Energy Transfer Partners LP:
4.05%, 3/15/2025	55,000	54,383
6.625%, 10/15/2036	20,000	22,227
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	97,231
Series D, 6.875%, 3/1/2033	20,000	24,585
EOG Resources, Inc.:
4.1%, 2/1/2021	25,000	26,386
5.625%, 6/1/2019	100,000	107,454
Exxon Mobil Corp., 3.043%, 3/1/2026	125,000	124,986
Halliburton Co., 7.45%, 9/15/2039	60,000	80,673
Hess Corp., 7.125%, 3/15/2033	21,000	24,088
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	1,101
7.3%, 8/15/2033	40,000	46,638
Kinder Morgan, Inc., 7.75%, 1/15/2032	10,000	12,473
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	44,272
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	54,648
Petroleos Mexicanos:
3.5%, 7/23/2020	100,000	100,875
5.5%, 1/21/2021	40,000	42,340
Plains All American Pipeline LP, 4.65%, 10/15/2025	75,000	77,257
Shell International Finance BV:
2.25%, 1/6/2023	25,000	24,330
2.375%, 8/21/2022	15,000	14,746
2.875%, 5/10/2026	35,000	34,033
6.375%, 12/15/2038	50,000	64,427
Southern Union Co., 8.25%, 11/15/2029	40,000	48,292
Statoil ASA, 5.25%, 4/15/2019	165,000	175,878
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	47,192
Tosco Corp., 8.125%, 2/15/2030	70,000	96,887
Total Capital International SA, 2.75%, 6/19/2021	100,000	101,197
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	30,000	35,610
6.2%, 10/15/2037	40,000	49,186
6.35%, 5/15/2067	20,000	18,625
6.5%, 8/15/2018	25,000	26,545
Valero Energy Corp.:
9.375%, 3/15/2019	65,000	73,906
10.5%, 3/15/2039	30,000	47,025
Williams Partners LP, 4.875%, 3/15/2024	60,000	61,719
		2,623,768
Financials 7.5%
Allstate Corp., 5.35%, 6/1/2033	41,000	46,864
American Express Co., 2.65%, 12/2/2022	108,000	106,986
American International Group, Inc.:
3.75%, 7/10/2025	10,000	9,944
3.9%, 4/1/2026	50,000	50,170
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	135,802
AXA SA, 8.6%, 12/15/2030	40,000	55,560
Bank of America Corp.:
2.625%, 10/19/2020	100,000	100,536
4.125%, 1/22/2024	50,000	52,227
Series L, 4.75%, 4/21/2045	50,000	50,242
6.5%, 7/15/2018	40,000	42,249
Series L, 7.625%, 6/1/2019	100,000	111,479
Bank of America NA, 6.0%, 10/15/2036	100,000	122,929
Bank of New York Mellon Corp.:
2.2%, 3/4/2019	75,000	75,556
5.45%, 5/15/2019	35,000	37,562
Bank of Nova Scotia, 1.875%, 4/26/2021	13,000	12,745
Bank One Corp., 7.625%, 10/15/2026	40,000	51,181
Barclays PLC, 3.25%, 1/12/2021	200,000	201,408
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	62,242
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	100,000	99,904
Capital One Financial Corp.:
3.2%, 2/5/2025	100,000	96,829
4.75%, 7/15/2021	25,000	26,887
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	25,547
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	26,869
Citigroup, Inc.:
2.7%, 3/30/2021	150,000	150,179
4.6%, 3/9/2026	50,000	51,346
6.625%, 6/15/2032	60,000	73,094
8.125%, 7/15/2039	40,000	58,707
8.5%, 5/22/2019	80,000	90,461
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	163,166
Credit Suisse AG New York, 5.3%, 8/13/2019	150,000	160,844
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	41,109
8.25%, 3/1/2038	40,000	56,982
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	200,000	211,191
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	23,518
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	67,336
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	200,982
5.1%, 4/5/2021	105,000	113,997
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	22,656
JPMorgan Chase & Co.:
3.9%, 7/15/2025	100,000	103,368
4.625%, 5/10/2021	125,000	134,668
4.95%, 6/1/2045	50,000	52,678
6.3%, 4/23/2019	80,000	86,900
KeyCorp, 2.9%, 9/15/2020	50,000	50,808
Lincoln National Corp., 8.75%, 7/1/2019	40,000	45,659
MetLife, Inc.:
3.048%, 12/15/2022	140,000	141,631
4.721%, 12/15/2044	50,000	52,823
6.4%, 12/15/2066	20,000	21,950
Morgan Stanley:
2.5%, 4/21/2021	100,000	99,460
Series F, 5.625%, 9/23/2019	150,000	161,969
6.375%, 7/24/2042	80,000	102,708
7.3%, 5/13/2019	125,000	138,177
Nasdaq, Inc., 3.85%, 6/30/2026	25,000	24,866
National Australia Bank Ltd., 2.0%, 1/14/2019	250,000	250,576
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	35,947
PNC Bank NA, 2.15%, 4/29/2021	250,000	247,544
PNC Financial Services Group, Inc., 6.7%, 6/10/2019	80,000	88,015
Protective Life Corp., 8.45%, 10/15/2039	40,000	56,275
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	23,556
Series D, 6.625%, 12/1/2037	40,000	51,814
Royal Bank of Canada:
2.0%, 10/1/2018	40,000	40,196
2.15%, 3/6/2020	100,000	99,990
2.2%, 9/23/2019	70,000	70,357
2.3%, 3/22/2021	25,000	25,021
State Street Corp., 2.65%, 5/19/2026	25,000	23,950
The Goldman Sachs Group, Inc.:
3.75%, 5/22/2025	50,000	50,616
4.75%, 10/21/2045	50,000	52,677
6.125%, 2/15/2033	40,000	48,292
6.15%, 4/1/2018	100,000	104,178
6.75%, 10/1/2037	100,000	123,394
The Travelers Companies, Inc., 6.25%, 6/15/2037	50,000	65,005
Toronto-dominion Bank, 2.125%, 4/7/2021	100,000	99,114
U.S. Bancorp., 2.95%, 7/15/2022	165,000	166,576
Visa, Inc., 4.3%, 12/14/2045	100,000	104,944
Wells Fargo & Co.:
3.0%, 4/22/2026	50,000	47,986
3.5%, 3/8/2022	100,000	103,588
3.55%, 9/29/2025	100,000	100,740
4.9%, 11/17/2045	50,000	52,131
5.375%, 2/7/2035	75,000	86,725
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	176,365
		6,700,523
Health Care 2.9%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	19,925
4.4%, 11/6/2042	41,000	39,076
4.7%, 5/14/2045	25,000	24,934
Actavis Funding SCS:
3.0%, 3/12/2020	100,000	101,707
3.8%, 3/15/2025	100,000	100,912
Actavis, Inc., 3.25%, 10/1/2022	80,000	80,476
Aetna, Inc., 6.625%, 6/15/2036	41,000	53,208
Amgen, Inc., 5.75%, 3/15/2040	70,000	79,150
Anthem, Inc., 5.85%, 1/15/2036	50,000	57,924
AstraZeneca PLC, 2.375%, 11/16/2020	50,000	50,071
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	76,498
3.25%, 11/12/2020	80,000	82,456
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	87,649
Cardinal Health, Inc.:
3.2%, 6/15/2022	80,000	80,853
4.625%, 12/15/2020	75,000	80,782
Celgene Corp., 4.625%, 5/15/2044	50,000	49,590
Gilead Sciences, Inc.:
4.6%, 9/1/2035	25,000	25,756
4.75%, 3/1/2046	50,000	51,000
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	72,023
Johnson & Johnson, 4.85%, 5/15/2041	80,000	92,580
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	40,958
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	21,371
5.9%, 11/1/2039	20,000	23,787
Medtronic, Inc., 6.5%, 3/15/2039	20,000	25,916
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	24,771
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	25,951
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	107,278
5.85%, 6/30/2039	20,000	25,079
Mylan NV, 3.15%, 6/15/2021	100,000	100,368
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	132,809
Pfizer, Inc., 4.4%, 5/15/2044	25,000	26,145
Pharmacia LLC, 6.6%, 12/1/2028	75,000	96,670
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	80,209
Stryker Corp., 4.625%, 3/15/2046	50,000	51,416
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	100,000	96,506
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	115,224
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	229,420
Wyeth LLC, 5.95%, 4/1/2037	40,000	49,389
		2,579,837
Industrials 2.5%
3M Co., 5.7%, 3/15/2037	20,000	24,822
Boeing Co.:
6.625%, 2/15/2038	40,000	54,290
7.95%, 8/15/2024	50,000	66,150
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	21,064
6.2%, 8/15/2036	95,000	121,721
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	12,936
6.25%, 8/1/2034	10,000	12,752
6.375%, 11/15/2037	20,000	26,565
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	83,137
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	47,456
CSX Corp.:
6.0%, 10/1/2036	80,000	97,147
6.15%, 5/1/2037	40,000	49,155
Deere & Co., 8.1%, 5/15/2030	40,000	57,805
Emerson Electric Co., 5.25%, 10/15/2018	40,000	42,230
Fluor Corp., 3.5%, 12/15/2024	25,000	25,622
GATX Corp., 2.6%, 3/30/2020	25,000	25,330
General Dynamics Corp., 2.25%, 11/15/2022	25,000	24,610
General Electric Co.:
3.1%, 1/9/2023	100,000	102,783
4.125%, 10/9/2042	40,000	40,744
Series A, 6.15%, 8/7/2037	105,000	136,135
Harris Corp., 4.4%, 12/15/2020	50,000	53,151
Honeywell International, Inc.:
2.5%, 11/1/2026	50,000	47,309
3.35%, 12/1/2023	20,000	20,674
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	109,076
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	50,000	53,405
John Deere Capital Corp., 2.55%, 1/8/2021	50,000	50,377
Johnson Controls International PLC, 5.0%, 3/30/2020	75,000	80,520
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	63,759
Lockheed Martin Corp.:
2.5%, 11/23/2020	75,000	75,518
4.07%, 12/15/2042	85,000	83,441
Raytheon Co., 4.4%, 2/15/2020	80,000	85,568
Republic Services, Inc., 5.0%, 3/1/2020	80,000	86,332
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	50,633
Union Pacific Corp., 3.646%, 2/15/2024	33,000	34,576
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	47,126
United Technologies Corp., 6.125%, 7/15/2038	50,000	63,469
Waste Management Holdings, Inc., 7.1%, 8/1/2026	80,000	101,493
Western Union Co., 6.2%, 6/21/2040	20,000	20,370
		2,199,251
Information Technology 2.1%
Amazon.com, Inc., 3.8%, 12/5/2024	50,000	52,942
Apple, Inc.:
3.25%, 2/23/2026	200,000	202,038
3.45%, 5/6/2024	190,000	196,373
Cisco Systems, Inc., 5.9%, 2/15/2039	75,000	95,796
Corning, Inc., 5.75%, 8/15/2040	20,000	22,806
Diamond 1 Finance Corp., 144A, 4.42%, 6/15/2021	150,000	156,862
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	50,000	51,488
Intel Corp., 4.9%, 7/29/2045	55,000	61,671
International Business Machines Corp.:
6.5%, 1/15/2028	105,000	133,116
7.625%, 10/15/2018	200,000	217,942
Microsoft Corp.:
1.55%, 8/8/2021	35,000	34,105
2.4%, 8/8/2026	100,000	94,617
3.625%, 12/15/2023	65,000	68,480
3.7%, 8/8/2046	50,000	46,936
4.2%, 6/1/2019	80,000	84,631
4.875%, 12/15/2043	40,000	44,798
Oracle Corp.:
3.4%, 7/8/2024	55,000	56,464
5.0%, 7/8/2019	20,000	21,446
5.375%, 7/15/2040	110,000	127,671
6.125%, 7/8/2039	80,000	101,270
		1,871,452
Materials 1.0%
Barrick Gold Corp., 4.1%, 5/1/2023	33,000	35,383
Dow Chemical Co., 5.25%, 11/15/2041	40,000	43,806
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	94,040
4.625%, 1/15/2020	50,000	53,375
EI du Pont de Nemours & Co., 5.6%, 12/15/2036	50,000	57,791
Monsanto Co.:
5.5%, 8/15/2025	20,000	22,548
Series 1, 5.5%, 7/30/2035	50,000	55,345
Newmont Mining Corp., 5.875%, 4/1/2035	15,000	16,547
Nucor Corp.:
5.85%, 6/1/2018	20,000	20,934
6.4%, 12/1/2037	20,000	25,428
Potash Corp. of Saskatchewan, Inc.:
4.875%, 3/30/2020	25,000	26,491
6.5%, 5/15/2019	80,000	86,699
Praxair, Inc., 4.5%, 8/15/2019	60,000	63,634
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	23,323
6.125%, 12/15/2033	41,000	46,542
Southern Copper Corp., 6.75%, 4/16/2040	75,000	84,581
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	59,131
WestRock MWV LLC, 7.95%, 2/15/2031	80,000	108,268
		923,866
Real Estate 0.6%
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	86,579
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	176,524
HCP, Inc.:
(REIT), 3.4%, 2/1/2025	130,000	126,016
(REIT), 4.25%, 11/15/2023	60,000	62,003
Weyerhaeuser Co., (REIT), 6.875%, 12/15/2033	25,000	30,468
		481,590
Telecommunication Services 1.5%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	34,488
AT&T, Inc.:
3.4%, 5/15/2025	135,000	130,400
4.25%, 3/1/2027	45,000	45,499
6.0%, 8/15/2040	15,000	16,444
6.3%, 1/15/2038	5,000	5,745
6.375%, 3/1/2041	45,000	51,411
6.4%, 5/15/2038	16,000	18,319
British Telecommunications PLC, 9.125%, 12/15/2030	60,000	89,754
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	53,613
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	47,393
Orange SA, 5.375%, 7/8/2019	125,000	133,770
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	85,386
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	49,466
Verizon Communications, Inc.:
2.625%, 8/15/2026	55,000	50,223
144A, 2.946%, 3/15/2022	25,000	24,900
3.0%, 11/1/2021	75,000	75,303
4.672%, 3/15/2055	145,000	129,485
144A, 4.812%, 3/15/2039	32,000	31,167
5.15%, 9/15/2023	145,000	159,587
Vodafone Group PLC:
6.15%, 2/27/2037	20,000	22,992
6.25%, 11/30/2032	85,000	99,125
		1,354,470
Utilities 2.3%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	58,189
6.125%, 5/15/2038	42,000	51,383
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	124,843
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	69,519
Series 08-B, 6.75%, 4/1/2038	40,000	54,132
Dominion Resources, Inc., Series F, 5.25%, 8/1/2033	40,000	43,578
DTE Electric Co., 5.7%, 10/1/2037	40,000	48,643
Duke Energy Carolinas LLC:
3.9%, 6/15/2021	100,000	105,791
6.05%, 4/15/2038	65,000	83,057
Duke Energy Florida LLC, 3.1%, 8/15/2021	100,000	102,877
Duke Energy Florida Project Finance LLC, Series 2026, 2.538%, 9/1/2031	50,000	48,059
Entergy Louisiana LLC, 3.05%, 6/1/2031	50,000	47,376
Exelon Corp., 5.625%, 6/15/2035	20,000	22,841
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	112,329
Florida Power & Light Co.:
3.25%, 6/1/2024	50,000	51,369
4.95%, 6/1/2035	40,000	45,595
5.65%, 2/1/2037	39,000	47,884
KeySpan Corp., 8.0%, 11/15/2030	40,000	53,207
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	32,987
NiSource Finance Corp., 5.45%, 9/15/2020	60,000	65,702
Northern States Power Co., 6.25%, 6/1/2036	40,000	51,579
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	96,508
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	47,337
6.05%, 3/1/2034	25,000	31,298
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	23,260
5.764%, 7/15/2040	25,000	30,310
5.795%, 3/15/2040	20,000	24,575
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	47,303
Sempra Energy, 6.0%, 10/15/2039	50,000	59,557
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	56,980
6.65%, 4/1/2029	40,000	50,205
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	48,487
Southern Co., 2.95%, 7/1/2023	25,000	24,335
Southern Co. Gas Capital Corp., 3.5%, 9/15/2021	25,000	25,775
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,181
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	64,748
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	37,869
		2,015,668
Total Corporate Bonds (Cost $23,507,995)		24,808,122
Mortgage-Backed Securities Pass-Throughs 28.9%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	192,145	194,546
3.0%, with various maturities from 11/1/2026 until 1/1/2047	2,315,728	2,322,745
3.5%, with various maturities from 8/1/2027 until 3/1/2046	1,744,068	1,790,293
4.0%, with various maturities from 1/1/2020 until 8/1/2042	793,989	838,154
4.5%, with various maturities from 1/1/2020 until 9/1/2041	392,638	418,898
5.0%, with various maturities from 12/1/2017 until 6/1/2036	426,692	465,946
5.5%, with various maturities from 6/1/2020 until 1/1/2038	228,890	253,147
6.0%, with various maturities from 9/1/2021 until 2/1/2038	320,109	359,180
6.5%, with various maturities from 6/1/2034 until 8/1/2036	81,175	90,721
7.0%, with various maturities from 12/1/2024 until 12/1/2026	9,264	9,656
7.5%, with various maturities from 5/1/2024 until 6/1/2027	816	819
Federal National Mortgage Association:
2.426% *, 11/1/2045	38,348	39,178
2.5%, with various maturities from 5/1/2028 until 11/1/2036	1,067,871	1,070,286
2.591% *, 7/1/2045	78,779	80,605
2.915% *, 5/1/2041	27,066	28,253
3.0%, with various maturities from 1/1/2027 until 10/1/2046	2,707,690	2,714,922
3.5%, with various maturities from 12/1/2026 until 1/1/2046	3,485,591	3,582,405
4.0%, with various maturities from 12/1/2020 until 3/1/2042	1,699,808	1,791,885
4.5%, with various maturities from 2/1/2020 until 6/1/2042	809,413	870,629
5.0%, with various maturities from 12/1/2023 until 9/1/2041	407,530	444,306
5.5%, with various maturities from 8/1/2019 until 12/1/2038	312,395	344,338
6.0%, with various maturities from 5/1/2017 until 11/1/2037	215,262	243,599
6.5%, with various maturities from 1/1/2018 until 1/1/2038	142,425	160,205
7.0%, with various maturities from 6/1/2017 until 6/1/2038	102,142	115,463
7.5%, with various maturities from 1/1/2024 until 4/1/2028	4,356	5,024
8.0%, with various maturities from 12/1/2021 until 11/1/2031	9,487	10,425
8.5%, 12/1/2025	228	229
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 12/20/2046	1,979,192	2,000,899
3.5%, with various maturities from 10/20/2041 until 8/20/2045	1,960,736	2,036,673
4.0%, with various maturities from 11/15/2024 until 2/20/2046	1,534,742	1,625,528
4.5%, with various maturities from 5/15/2039 until 1/20/2041	654,511	707,913
5.0%, with various maturities from 10/20/2035 until 8/20/2042	447,982	494,175
5.5%, with various maturities from 9/15/2033 until 10/20/2040	152,957	171,041
6.0%, with various maturities from 2/15/2029 until 12/15/2038	187,959	214,457
6.5%, with various maturities from 8/20/2032 until 10/20/2037	133,235	154,598
7.5%, 8/15/2031	1,254	1,299
8.0%, with various maturities from 7/15/2022 until 3/15/2032	24,633	29,578
Total Mortgage-Backed Securities Pass-Throughs (Cost $25,544,627)		25,682,018
Asset-Backed 0.6%
Automobile Receivables 0.4%
Honda Auto Receivables Owner Trust, "A3", Series 2015-4, 1.23%, 9/23/2019	200,000	199,410
World Omni Auto Receivables Trust, "A3", Series 2015-B, 1.49%, 12/15/2020	100,000	99,911
		299,321
Credit Card Receivables 0.2%
Chase Issuance Trust, "A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	98,477
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	99,550
		198,027
Total Asset-Backed (Cost $486,555)		497,348
Commercial Mortgage-Backed Securities 1.9%
Commercial Mortgage Trust:
"A2", Series 2014-UBS5, 3.031%, 9/10/2047	100,000	101,468
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	104,901
"A4", Series 2013-CR9, 4.374% *, 7/10/2045	186,000	200,589
Fannie Mae-Aces:
"ASQ2", Series 2014-M1, 2.323%, 11/25/2018	35,031	35,320
"A2", Series 2011-M5, 2.94%, 7/25/2021	99,839	102,057
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	104,722
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	54,680	53,934
"A1", Series K025, 1.875%, 4/25/2022	75,756	75,420
"A2", Series K020, 2.373%, 5/25/2022	100,000	100,372
"A2", Series K017, 2.873%, 12/25/2021	100,000	102,787
"A2", Series K041, 3.171%, 10/25/2024	100,000	103,180
GS Mortgage Securities Trust, "A4", Series 2016-GS2, 3.05%, 5/10/2049	50,000	49,372
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	107,425
JPMorgan Chase Commercial Mortgage Securities Trust, "A5", Series 2015-JP1, 3.914%, 1/15/2049	100,000	105,067
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	171,760	178,729
UBS-Barclays Commercial Mortgage Trust, "A3", Series 2012-C2, 3.058%, 5/10/2063	100,000	101,961
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	106,185
Total Commercial Mortgage-Backed Securities (Cost $1,736,825)		1,733,489
Government & Agency Obligations 38.6%
Other Government Related (a) 2.4%
Asian Development Bank, 1.75%, 9/11/2018	250,000	251,422
European Investment Bank:
1.125%, 8/15/2019	500,000	494,137
4.875%, 2/15/2036	65,000	80,820
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	49,429
Inter-American Development Bank:
1.0%, 5/13/2019	250,000	247,516
3.875%, 9/17/2019	210,000	221,019
International Bank for Reconstruction & Development:
1.375%, 5/24/2021	250,000	243,789
4.75%, 2/15/2035	20,000	24,320
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	210,000	116,126
2.375%, 8/25/2021	165,000	167,285
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	195,453
6.625%, 6/15/2035	40,000	41,204
		2,132,520
Sovereign Bonds 2.4%
Export-Import Bank of Korea, 1.75%, 5/26/2019	200,000	198,713
Japan Bank for International Cooperation, 1.875%, 4/20/2021	200,000	195,795
Province of Ontario:
4.0%, 10/7/2019	100,000	105,315
4.4%, 4/14/2020	100,000	107,133
Province of Quebec:
4.625%, 5/14/2018	40,000	41,410
Series NN, 7.125%, 2/9/2024	80,000	99,764
Republic of Colombia, 4.5%, 1/28/2026	200,000	211,000
Republic of Italy, 5.375%, 6/15/2033	80,000	86,755
Republic of Panama, 5.2%, 1/30/2020	100,000	108,000
Republic of Peru, 7.35%, 7/21/2025	115,000	148,925
Republic of Philippines, 5.5%, 3/30/2026	200,000	235,965
Republic of Poland, 6.375%, 7/15/2019	165,000	181,005
Republic of South Africa, 6.875%, 5/27/2019	100,000	108,640
State of Israel, 5.125%, 3/26/2019	100,000	106,479
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	219,880
		2,154,779
U.S. Government Sponsored Agencies 2.7%
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	418,431
3.75%, 3/27/2019	622,000	651,278
6.25%, 7/15/2032	100,000	139,266
6.75%, 9/15/2029	3,000	4,192
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	504,867
6.25%, 5/15/2029	105,000	140,533
7.125%, 1/15/2030	41,000	59,136
7.25%, 5/15/2030	164,000	240,451
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	233,446
		2,391,600
U.S. Treasury Obligations 31.1%
U.S. Treasury Bonds:
2.25%, 8/15/2046	250,000	211,582
2.5%, 2/15/2046	400,000	358,500
2.5%, 5/15/2046	100,000	89,559
2.875%, 8/15/2045	250,000	242,451
2.875%, 11/15/2046	400,000	388,109
3.0%, 5/15/2045	850,000	845,053
3.0%, 11/15/2045	875,000	869,599
3.0%, 2/15/2047	250,000	249,111
3.625%, 8/15/2043	250,000	278,369
3.875%, 8/15/2040	161,000	186,131
4.25%, 5/15/2039	506,000	617,933
4.5%, 8/15/2039	277,000	349,853
4.625%, 2/15/2040	154,000	197,812
6.0%, 2/15/2026	66,000	85,313
6.25%, 8/15/2023	486,000	605,621
7.25%, 8/15/2022	341,000	431,685
U.S. Treasury Notes:
0.875%, 1/15/2018	1,500,000	1,498,183
1.125%, 6/30/2021	500,000	485,528
1.125%, 8/31/2021	500,000	484,395
1.25%, 12/15/2018	2,500,000	2,501,367
1.25%, 1/31/2020	1,000,000	993,555
1.25%, 3/31/2021	350,000	342,781
1.5%, 2/28/2019	1,000,000	1,004,688
1.5%, 5/31/2019	1,000,000	1,004,336
1.5%, 10/31/2019	1,000,000	1,002,031
1.5%, 8/15/2026	1,000,000	925,312
1.625%, 5/15/2026	450,000	422,104
1.75%, 12/31/2020	2,500,000	2,501,855
1.75%, 3/31/2022	90,000	89,163
1.875%, 1/31/2022	1,000,000	997,812
1.875%, 2/28/2022	500,000	498,926
2.0%, 11/15/2021	322,000	323,484
2.0%, 2/15/2022	143,000	143,603
2.0%, 2/15/2025	400,000	391,172
2.125%, 8/15/2021	519,000	525,123
2.125%, 5/15/2025	1,000,000	984,922
2.25%, 11/15/2024	500,000	498,769
2.25%, 11/15/2025	500,000	495,683
2.625%, 11/15/2020	1,000,000	1,032,617
2.75%, 11/15/2023	500,000	517,676
2.75%, 2/15/2024	250,000	258,692
3.375%, 11/15/2019	482,000	506,420
3.625%, 2/15/2020	822,000	871,706
3.75%, 11/15/2018	390,000	405,905
		27,714,489
Total Government & Agency Obligations (Cost $33,676,698)		34,393,388
Municipal Bonds and Notes 0.9%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	90,981
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	91,248
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	52,442
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	24,127
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	91,462
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	46,257
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,074
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	84,408
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	40,836
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	51,248
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	47,059
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	50,200
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	41,940
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	49,417
Total Municipal Bonds and Notes (Cost $693,566)		785,699
	Shares	Value ($)
Cash Equivalents 6.9%
Deutsche Central Cash Management Government Fund, 0.74% (b) (Cost $6,188,353)	6,188,353	6,188,353
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $91,834,619) †	105.7	94,088,417
Other Assets and Liabilities, Net	(5.7)	(5,106,785)
Net Assets	100.0	88,981,632

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
†	The cost for federal income tax purposes was $91,838,371. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $2,250,046. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,147,287 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $897,241.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Corporate Bonds	$—	$24,808,122	$—	$24,808,122
Mortgage-Backed Securities Pass-Throughs	—	25,682,018	—	25,682,018
Asset-Backed	—	497,348	—	497,348
Commercial Mortgage-Backed Securities	—	1,733,489	—	1,733,489
Government & Agency Obligations	—	34,393,388	—	34,393,388
Municipal Bonds and Notes	—	785,699	—	785,699
Short-Term Investments	6,188,353	—	—	6,188,353
Total	$6,188,353	$87,900,064	$—	$94,088,417

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017